Earnings Per Share/ADS (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,871,015	3,199,966	3,405,229	521,872
Denominator:
Weighted average ordinary shares outstanding	470,687,884	474,328,384	477,467,268	477,467,268
Basic earnings per share (Note)	6.10	6.75	7.13	1.09

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	2,871,015	3,199,966	3,405,229	521,872
Denominator:
Weighted average ordinary shares outstanding	470,687,884	474,328,384	477,467,268	477,467,268
Dilutive effect of share-based awards	6,253,632	3,732,604	2,219,112	2,219,112
Weighted average number of shares outstanding-diluted	476,941,516	478,060,988	479,686,380	479,686,380

Diluted earnings per share (Note)	6.02	6.69	7.10	1.09

Earnings per ADS
Net income per ADS – basic (RMB )	24.40	26.99	28.53	4.37
Net income per ADS – diluted (RMB )	24.08	26.77	28.40	4.35